Investment Securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized cost and fair value of the available for sale securities portfolio
Due within one year Amortized Cost	$ 350
Due within one year Estimated Fair Value	352
Due after one but within five years, Amortized Cost	36,756
Due after one but within five years, Estimated Fair Value	38,145
Due after five but within ten years, Amortized Cost	9,980
Due after five but within ten years, Estimated Fair Value	10,494
Due after ten years, Amortized Cost	1,499
Due after ten years, Fair Value	1,625
Mortgage Backed Securities Amortized Cost	40,766
Mortgage Backed Securities Estimated Fair Value	41,022
Total securities available for sale, Amortized Cost	89,351
Fair Value	$ 91,638	$ 88,661